Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 11,563	$ 47,373	$ 384,505
Prepaid expenses	61,950	71,700	107,200
Total current assets	73,513	119,073	491,705
Marketable securities held in Trust Account	21,577,042	21,100,382	116,157,607
TOTAL ASSETS	21,650,555	21,219,455	116,649,312
Current liabilities
Accounts payable and accrued expenses	1,061,868	1,017,057	262,184
Advance from related party	1,735,050	1,040,050
Promissory note – related party	2,579,979	2,579,979
Total current liabilities	5,376,897	4,637,086	262,184
Deferred underwriting fee payable	4,025,000	4,025,000	4,025,000
TOTAL LIABILITIES	9,401,897	8,662,086	4,287,184
Commitments and contingencies (see Note 6)
Ordinary shares subject to possible redemption, 1,984,080 shares issued and outstanding at $10.88 and $10.63 per share redemption value as of March 31, 2023 and December 31, 2022, respectively	21,577,042	21,100,382	116,157,607
Shareholders’ Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 3,340,000 shares issued and outstanding (excluding 1,984,080 shares subject to redemption) as of March 31, 2023 and December 31, 2022	334	334	334
Additional paid-in capital
Accumulated deficit	(9,328,718)	(8,543,347)	(3,795,813)
Total Shareholders’ Deficit	(9,328,384)	(8,543,013)	(3,795,479)
TOTAL LIABILITIES, ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION, AND SHAREHOLDERS’ DEFICIT	$ 21,650,555	$ 21,219,455	$ 116,649,312